------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21317
                                  ----------------------------------------------

                              PMFM Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 1061 Cliff Dawson Road          Watkinsville, Georgia           30677
--------------------------------------------------------------------------------
        (Address of principal executive offices)               (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (706) 583-5207
                                                     ---------------------------

Date of fiscal year end:        May 31, 2008
                          ------------------------------------

Date of reporting period:       February 29, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PMFM MANAGED PORTFOLIO TRUST
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
================================================================================
   SHARES     EXCHANGE-TRADED FUNDS -- 10.0%                         VALUE
--------------------------------------------------------------------------------
     126,030  PowerShares DB Commodity Index Tracking Fund(a)    $   4,555,985
      48,230  streetTRACKS Gold Trust(a)                             4,638,761
                                                                 -------------
              Total Exchange-Traded Funds (Cost $9,178,041)      $   9,194,746
                                                                 -------------

--------------------------------------------------------------------------------
   SHARES     SHORT-TERM INVESTMENTS -- 99.9%                        VALUE
--------------------------------------------------------------------------------
  91,531,734  Lehman Brothers Institutional Liquidity Prime
                Portfolio (Cost $91,531,734)                     $  91,531,734
                                                                 -------------

              TOTAL INVESTMENTS AT VALUE -- 109.9%
                (Cost $100,709,775)                              $ 100,726,480

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.9%)       (9,090,232)
                                                                 -------------

              TOTAL NET ASSETS -- 100.0%                         $  91,636,248
                                                                 =============

(a) Non-income producing security.

See accompanying notes to schedules of investments.

PMFM CORE ADVANTAGE PORTFOLIO TRUST
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
================================================================================
   SHARES     EXCHANGE-TRADED FUNDS -- 48.8%                         VALUE
--------------------------------------------------------------------------------
      36,938  iShares MSCI EAFE Index Fund                       $   2,639,590
      90,532  iShares Russell 2000 Index Fund                        6,196,915
      32,821  S&P 400 Mid-Cap Depositary Receipts                    4,721,957
      26,292  S&P 500 Depositary Receipts                            3,516,555
                                                                 -------------
              Total Exchange-Traded Funds (Cost $17,321,788)     $  17,075,017
                                                                 -------------

--------------------------------------------------------------------------------
   SHARES     SHORT-TERM INVESTMENTS -- 51.4%                        VALUE
--------------------------------------------------------------------------------
  17,974,820  Lehman Brothers Institutional Liquidity Prime
                Portfolio (Cost $17,974,820)                     $  17,974,820
                                                                 -------------

              TOTAL INVESTMENTS AT VALUE -- 100.2%
                (Cost $35,296,608)                               $  35,049,837

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)          (65,552)
                                                                 -------------

              TOTAL NET ASSETS -- 100.0%                         $  34,984,285
                                                                 =============



See accompanying notes to schedules of investments.

PMFM INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.   SECURITIES VALUATION
The portfolio securities of the PMFM Managed Portfolio Trust and the PMFM Core Advantage Portfolio Trust (the "Funds") are valued at market value as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally, 4:00 p.m. Eastern time) on each business day the Exchange is open. Securities listed on an exchange or quoted on a national market system are valued at the last sale price on that day. Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds' net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

2.   INVESTMENT TRANSACTIONS
Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX
The following information is computed on a tax basis for each item as of February 29, 2008:

                                                                   PMFM Core
                                              PMFM Managed         Advantage
                                             Portfolio Trust    Portfolio Trust
                                             ---------------    ---------------

Cost of portfolio investments                $  100,709,775     $   35,605,550
                                             ===============    ==============

Gross unrealized appreciation                $        46,499    $      503,591
Gross unrealized depreciation                        (29,794)       (1,059,304)
                                             ---------------    --------------

Net unrealized appreciation/(depreciation)   $        16,705    $     (555,713)
                                             ===============    ==============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the PMFM Core Advantage Portfolio Trust is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   PMFM Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*     /s/ Judson P. Doherty
                              --------------------------------------------------
                             Judson P. Doherty, President
                             and Principal Executive Officer

Date          April 3, 2008
      ---------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*     /s/ Judson P. Doherty
                              --------------------------------------------------
                             Judson P. Doherty, President
                             and Principal Executive Officer


Date          April 3, 2008
      ---------------------------------------



By (Signature and Title)*     /s/ Timothy A. Chapman
                              --------------------------------------------------
                             Timothy A. Chapman, Treasurer
                             and Principal Financial Officer


Date          April 3, 2008
      ---------------------------------------



* Print the name and title of each signing officer under his or her signature.